Redeemable Convertible Preferred Stock (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended	15 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Jan. 31, 2013 item	Jan. 31, 2012	Apr. 30, 2013	May 31, 2011	Apr. 17, 2013 Common Stock	Jan. 31, 2013 Common Stock item	Apr. 17, 2013 Common Stock	Aug. 31, 2011 Preferred stock	Aug. 31, 2011 Preferred stock	Jan. 31, 2013 Preferred stock item	Jan. 31, 2012 Preferred stock	Jan. 31, 2011 Preferred stock	May 31, 2011 Preferred stock	Jan. 31, 2013 Preferred stock Minimum	Aug. 31, 2011 Series A-1 redeemable convertible preferred stock	Jan. 31, 2012 Series A-1 redeemable convertible preferred stock	Jan. 31, 2011 Series A-1 redeemable convertible preferred stock	Apr. 30, 2013 Series A-1 redeemable convertible preferred stock	Jan. 31, 2013 Series A-1 redeemable convertible preferred stock	Aug. 31, 2011 Series B redeemable convertible preferred stock	Jan. 31, 2012 Series B redeemable convertible preferred stock	Jan. 31, 2011 Series B redeemable convertible preferred stock	Apr. 30, 2013 Series B redeemable convertible preferred stock	Jan. 31, 2013 Series B redeemable convertible preferred stock	Aug. 31, 2011 Series C redeemable convertible preferred stock	Jan. 31, 2012 Series C redeemable convertible preferred stock	Jan. 31, 2011 Series C redeemable convertible preferred stock	Apr. 30, 2013 Series C redeemable convertible preferred stock	Jan. 31, 2013 Series C redeemable convertible preferred stock	Aug. 31, 2011 Series D redeemable convertible preferred stock	Jan. 31, 2012 Series D redeemable convertible preferred stock	Jan. 31, 2011 Series D redeemable convertible preferred stock	Apr. 30, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2013 Series D redeemable convertible preferred stock Minimum	May 31, 2011 Series E redeemable convertible preferred stock	May 31, 2011 Series E redeemable convertible preferred stock	Jan. 31, 2012 Series E redeemable convertible preferred stock	Apr. 30, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2013 Series E redeemable convertible preferred stock Minimum
Redeemable convertible preferred stock
Common stock, authorized shares	50,000,000	50,000,000	200,000,000	20,000,000
Preferred stock, authorized shares													14,671,269			3,409,977		0	3,409,977		2,882,062		0	2,882,062		4,531,291		0	4,531,291		2,247,941		0	2,247,941				1,600,000	0	1,600,000
Issue price (in dollars per share)					$ 14.00		$ 14.00												$ 2.50					$ 2.82					$ 3.77					$ 7.12		$ 12.88	$ 12.88			$ 12.88
Gross proceeds on issuance of preferred stock																																					$ 20,000,000
Offering costs							2,900,000																														100,000
Repurchase price (in dollars per share)					$ 14.00		$ 14.00	$ 12.23	$ 12.23
Total repurchase price									1,800,000
Compensation expense									500,000
Fair value of the repurchased preferred shares								1,400,000
Carrying value of repurchased preferred shares	68,410,000	68,410,000						600,000	600,000		68,410,000	49,131,000				8,395,000	8,412,000		8,395,000		7,957,000	7,968,000		7,957,000		16,373,000	16,806,000		16,373,000		15,803,000	15,945,000		15,803,000				19,882,000		19,882,000
Deemed preferred stock dividend reducing additional paid-in capital		762,000							800,000
Shares
Balance at the beginning of the period (in shares)																3,377,222	3,377,222	0	3,368,552		2,841,914	2,841,914	0	2,836,586		4,466,528	4,466,528	0	4,350,478		2,247,934	2,247,934	0	2,226,860					0	1,553,393
Repurchase and cancellation of preferred stock (in shares)									(151,122)						(8,670)	(8,670)				(5,328)	(5,328)				(116,050)	(116,050)				(21,074)	(21,074)
Issuance of Series E preferred stock, net of offering costs					6,900,000																															1,553,393		1,553,393
Balance at the end of the period (in shares)																3,368,552	3,377,222	0	3,368,552		2,836,586	2,841,914	0	2,836,586		4,350,478	4,466,528	0	4,350,478		2,226,860	2,247,934	0	2,226,860				1,553,393	0	1,553,393
Amount
Balance at the beginning of the period	68,410,000									68,410,000	49,131,000	49,051,000				8,412,000	8,387,000		8,395,000		7,968,000	7,954,000		7,957,000		16,806,000	16,787,000		16,373,000		15,945,000	15,923,000		15,803,000						19,882,000
Preferred stock cost accretion											22,000	80,000				4,000	25,000				4,000	14,000				6,000	19,000				8,000	22,000
Repurchase and cancellation of preferred stock											(625,000)					(21,000)					(15,000)					(439,000)					(150,000)
Issuance of Series E preferred stock, net of offering costs											19,882,000																											19,882,000
Balance at the end of the period	68,410,000	68,410,000						600,000	600,000		68,410,000	49,131,000				8,395,000	8,412,000		8,395,000		7,957,000	7,968,000		7,957,000		16,373,000	16,806,000		16,373,000		15,803,000	15,945,000		15,803,000				19,882,000		19,882,000
Change in preferred stock										0
Shares of common stock into which outstanding shares of redeemable convertible preferred are converted					14,335,869
Conversion
Approval of holders of minimum percentage of outstanding shares required for conversion										55.00%
Conversion proceeds upon closing of a firmly underwritten public offering														40,000,000
Conversion price upon closing of a firmly underwritten public offering (in dollars per share)														$ 16.48
Conversion Rate																			1					1					1					1						1
Voting Rights
Number of shares outstanding to effect and validate voting rights														100,000																					100,000						100,000
Approval of holders of minimum percentage of outstanding shares required to effect and validate voting rights														55.00%																					55.00%						60.00%
Amount of indebtedness to effect and validate voting rights														$ 500,000
Number of members in Board of Directors that can be elected and removed under voting rights by stock holders						1				4
Number of members in the Board of Directors	7
Dividends
Dividends rate (as a percent)										8.00%